STOCKHOLDERS' EQUITY (Details 5) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended							1 Months Ended	0 Months Ended					12 Months Ended	1 Months Ended		3 Months Ended					1 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Jun. 30, 2014 Stock Options	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Feb. 09, 2012 Stock Options CEO	Mar. 06, 2012 Stock Options Two employees and a consultant item	Mar. 06, 2012 Stock Options Two employees and a consultant Vesting on date of issuance	Mar. 06, 2012 Stock Options Two employees and a consultant Vesting on December 31, 2012	Mar. 06, 2012 Stock Options Two employees and a consultant Vesting on December 31, 2013	Mar. 06, 2012 Stock Options Two employees and a consultant Vesting on December 31, 2014	Apr. 06, 2012 Stock Options Barry Honig, Board Member	Apr. 30, 2012 Stock Options Barry Honig, Board Member	Jun. 18, 2012 Stock Options CEO and Mr. Honig	Jun. 18, 2012 Stock Options Former director, employees and consultants item	Jun. 18, 2012 Stock Options Former director, employees and consultants Vesting on date of issuance	Jun. 18, 2012 Stock Options Former director, employees and consultants Vesting on December 31, 2012	Jun. 18, 2012 Stock Options Former director, employees and consultants Vesting on December 31, 2013	Dec. 31, 2013 Stock Options Former director, employees and consultants Vesting on December 31, 2014	Aug. 31, 2013 Stock Options Consultants	Mar. 31, 2013 Stock Options Consultants	Sep. 30, 2012 Stock Options Consultants	Sep. 30, 2012 Stock Options Employee	Sep. 30, 2012 Stock Options Consultant and employee	Sep. 30, 2012 Stock Options Consultant and employee Minimum	Sep. 30, 2012 Stock Options Consultant and employee Maximum	Mar. 31, 2013 Stock Options Former Vice President for Finance and Administration and Director	Dec. 31, 2013 Stock Options Former Vice President for Finance and Administration and Director	Dec. 31, 2013 The 2010 Plan	Sep. 29, 2010 The 2010 Plan	Dec. 31, 2013 The 2012 Plan	Feb. 09, 2012 The 2012 Plan	Dec. 31, 2013 The 2013 Plan	Feb. 12, 2013 The 2013 Plan
Common Stock Options
Holders of common stock in favor of 2012 Equity Incentive Plan (as a percent)																																						53.00%
Reserved for issuance (in shares)																																				2,800,000		40,000,000		40,000,000
Outstanding awards under 2010 plan (in shares)	32,900,000		32,900,000		32,900,000	35,298,000	32,900,000	3,548,000																											2,150,000
Remaining available stock-based awards for future issuances under 2012 Plan (in shares)																																					500,000		29,375,000
Granted (in dollars per share)					$ 0.42	$ 0.39						$ 0.45	$ 0.45					$ 0.35		$ 0.34	$ 0.34					$ 0.40	$ 0.44				$ 0.31	$ 0.36
Options granted					350,000	32,250,000						10,000,000	1,100,000					12,000,000		6,000,000	2,700,000					200,000	150,000	150,000	300,000	450,000
Term												10 years	10 years					10 years		10 years	10 years					5 years	3 years	4 years	10 years
Percentage of vesting of common stock														25.00%	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%
Number of employees to whom shares were granted													2								3
Number of consultants to whom shares were granted																					3
Weighted average fair value of options granted during the period (in dollars per share)					$ 0.24							$ 0.45	$ 0.41					$ 0.39		$ 0.28	$ 0.28					$ 0.23	$ 0.25				$ 0.24	$ 0.28
Total value												$ 4,537,000	$ 448,690					$ 4,633,200		$ 1,660,200	$ 747,090					$ 45,080	$ 38,058			$ 119,895
Assumptions of Black-Scholes option pricing model
Share price (in dollars per share)												$ 0.49	$ 0.45					$ 0.46		$ 0.34	$ 0.34					$ 0.35	$ 0.44				$ 0.31	$ 0.36
Volatility (as a percent)												110.00%	103.00%					105.00%		107.00%	107.00%					86.00%	92.00%				99.00%	103.00%
Expected term												10 years	10 years					6 years		6 years	6 years					5 years	3 years				4 years	6 years
Dividend yield (as a percent)																										0.00%	0.00%
Risk free interest rate (as a percent)												2.04%	1.98%					0.89%		0.69%	0.69%					1.57%	0.35%				0.62%	0.67%
Stock options modified																																	500,000
Volatility granted to Vice President (as a percent)																																	92.00%
Risk free interest rate to Vice President (as a percent)																																	0.14%
Dividend yield to Vice President (as a percent)																																	0.00%
Expected term to Vice President																																	9 months
Consulting fee	375,258	437,080	653,051	782,613	1,579,211	2,334,297	9,484,687												200,000
Additional stock-based compensation expense																																		35,079
Stock-based compensation expense									48,423	383,555	13,163,509
Unrecognized compensation expense									$ 48,422	$ 96,845